Unaudited Condensed Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 93,610		$ 13,067	¥ 604,051
Cost of revenues	(18,852)		(2,632)	(372,720)
Gross profit	74,758		10,435	231,331
Selling and marketing expenses	(3,996)		(558)	(122,422)
General and administrative expenses	(54,279)		(7,577)	(144,100)
Research and development expenses				(6,923)
Operating (loss)/income	16,483		2,300	(42,114)
Interest income/(expense), net	(4,249)		(593)	244
Other income, net	(1,306)		(182)	337
Foreign currency exchange (loss)/income, net	142		20	(84)
(Loss)/income before income taxes	11,070		1,545	(41,617)
Income tax expense	(270)		(38)	(21,544)
Net (loss)/income from continuing operations	10,800		1,507	(63,161)
Net loss from discontinued operation, net of tax				(51,673)
Net (loss)/income	10,800		1,507	(114,834)
Less: Net loss attributable to non-controlling interests	(19)		(3)	(281)
Net (loss)/income attributable to Class A and Class B ordinary shareholders	10,819		1,510	(114,553)
Less: Net loss from continuing operations attributable to non-controlling interests	(19)		(3)	(281)
Net (loss)/income from continuing operations attributable to Class A and Class B ordinary shareholders	¥ 10,819		$ 1,510	¥ (62,880)
Weighted average number of ordinary shares used in computing basic (loss)/income per share (in Shares)	107,418,503		107,418,503	50,181,969
Weighted average number of ordinary shares used in computing diluted (loss)/income per share (in Shares)	108,705,638		108,705,638	50,181,969
Basic (loss)/income per ADS attributable to ordinary shareholder from continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.5		$ 0.07	¥ (6.27)
Diluted (loss)/income per ADS attributable to ordinary shareholder from continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	0.5	[1]	0.07	(6.27)	[1]
Basic loss per ADS attributable to ordinary shareholder from discontinued operation (in Dollars per share and Yuan Renminbi per share) | (per share)				(5.15)
Diluted loss per ADS attributable to ordinary shareholder from discontinued operation (in Dollars per share and Yuan Renminbi per share) | (per share)				¥ (5.15)
Other comprehensive loss
Foreign currency translation adjustment	¥ (61,615)		$ (8,601)	¥ 6,226
Comprehensive loss	(50,815)		(7,094)	(108,608)
Less: Comprehensive loss attributable to non-controlling interests	(19)		(3)	(281)
Comprehensive loss attributable to Class A and Class B ordinary shareholders	¥ (50,796)		$ (7,091)	¥ (108,327)

[1]	The Company applied the ratio of American depositary shares (“ADSs”) to Class A ordinary shares (the “ADS Ratio”) as one ADS representing five Class A ordinary shares.